RESEARCH AND DEVELOPMENT COSTS	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
RESEARCH AND DEVELOPMENT COSTS
7. RESEARCH AND DEVELOPMENT COSTS

    A breakdown of research and development costs is presented below.

	For the years ended December 31,
	2025	2024	2023
	(€ thousand)
Research and development costs expensed during the year	592,690	563,311	538,903
Amortization of capitalized development costs	326,171	330,781	342,656
Total research and development costs	918,861	894,092	881,559

Research and development costs expensed primarily relate to Formula 1 racing activities and programs to support innovation across the Group’s product portfolio and components, particularly those involving advanced technologies.

Research and development costs for the years December 31, 2025, 2024 and 2023 are presented net of technology-related government incentives.